Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 422,122		$ 412,439		$ 391,371
Other comprehensive (loss) income, net of tax:
Net change in fair value of cash flow hedges	(10,218)	[1]	22,638	[1]	(3,505)	[1]
Net change in fair value of available-for-sale securities	(283)	[2]	190	[2]	2,077	[2]
Net actuarial (losses) gains on defined benefit plan	(103)	[3]	3,305	[3]	(4,417)	[3]
Other comprehensive (loss) income, net of tax	(10,604)		26,133		(5,845)
Comprehensive income	$ 411,518		$ 438,572		$ 385,526

[1]	Net of tax benefit (expense) of $4,413, $(7,413) and $2,489 for the fiscal years ended September 30, 2014, 2013 and 2012, respectively.
[2]	Net of tax benefit (expense) of $2, $(49) and $(40) for the fiscal years ended September 30, 2014, 2013 and 2012, respectively.
[3]	Net of tax benefit (expense) of $38, $(1,196) and $1,598 for the fiscal years ended September 30, 2014, 2013 and 2012, respectively.